GENERAL (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Discontinued Operations
The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2019	2018	2017

Revenues	$-	$750	$1,729
Cost of sales	-	(787)	(909)
Operating expenses	-	(208)	(310)
Operating income (loss)	-	(245)	510
Finance income (expenses), net	-	-	5

Net income (loss)	-	(245)	515

Loss from sale of subsidiary	(115)	(159)	-
Net income (loss) from discontinued operations	$(115)	$(404)	$515

Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations
The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2019	2018

Cash and cash equivalents	$-	$526
Trade receivables	-	555
Other accounts receivable and prepaid expenses	-	42
Inventories	-	401
Property, plant and equipment, net	-	-

Total assets of discontinued operations	-	1,524

Trade payables	-	55
Accrued expenses and other liabilities	-	311

Total liabilities of discontinued operations	$-	$366